Fairway Private Equity & Venture Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2023
Shares		% of Net Assets	Fair Value
	COMMON STOCK - 15.1%
	PUBLIC MANAGERS - 15.1%
9,000	Apollo Global Management	4.8%	$ 691,290
7,700	Blackstone Group LP (The)	5.0%	715,869
13,500	KKR & Company, Inc.	5.3%	756,000
	TOTAL COMMON STOCK (Cost - $2,365,899)	15.1%	$ 2,163,159

	DIRECT INVESTMENTS - 19.8%
	MXV SPV Master LP 1(a)(b)(c)	11.9%	$ 1,702,000
	MXV SPV Master LP 2(a)(b)(c)	7.9%	1,132,000
	TOTAL DIRECT INVESTMENTS (Cost - $2,020,000)	19.8%	$ 2,834,000

	PORTFOLIO FUNDS - 53.2%
	Adams Street Private Credit Fund II-B LP(a)(b)(c)	7.2%	$ 1,029,755
	Adams Street Private Credit Fund II-B LP(a)(b)(c)	1.8%	250,000
	Adams Street Private Credit Fund II-B LP(a)(b)(c)	0.1%	11,381
	Bain Capital Venture Fund, LP(a)(b)(c)	0.8%	120,066
	Battery Ventures XIV, LP(a)(b)(c)	3.9%	550,625
	CRV Select Fund II, LP(a)(b)(c)	2.7%	379,435
	CRV XIX, LP(a)(b)(c)	1.5%	209,545
	Green Equity Investors Side IX, LP(a)(b)(c)	0.1%	17,014
	Green Equity Investors Side IX, LP(a)(b)(c)	0.9%	131,588
	Mango Capital Opportunities 2022 LP(a)(b)(c)	4.9%	701,764
	NextView All Access Fund I, LP(a)(b)(c)	0.8%	116,563
	Nextview Ventures V, LP(a)(b)(c)	0.7%	103,524
	Thoma Bravo Fund XV-A, LP(a)(b)(c)	13.2%	1,881,185
	Threshold Ventures IV, LP(a)(b)(c)	0.9%	128,262
	Threshold Ventures Select I, LP(a)(b)(c)	3.4%	484,325
	Work-Bench Ventures Select Fund, LP(a)(b)(c)	4.1%	592,582
	WP DVT, LP(a)(b)(c)	6.2%	889,194
	TOTAL PORTFOLIO FUNDS (Cost - $7,638,847)	53.2%	$ 7,596,808

	SHORT-TERM INVESTMENT - 11.2%
	MONEY MARKET FUND - 11.2%
1,607,650	Morgan Stanley Institutional Liquidity Fund - Government Fund - Institutional Class, 5.02%(d)	11.2%	$ 1,607,650
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,607,650)	11.2%	$ 1,607,650

	TOTAL INVESTMENTS - 99.3% (Cost - $13,632,396)	99.2%	$ 14,201,617
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.7%		96,311
	NET ASSETS - 100.0%		$ 14,297,928

LP - Limited Partnership
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of June 30, 2023 was $10,430,808, which represents 73.0% of total net assets.
(c) The value of this investment has been determined in good faith under policies adopted by the Board of Trustees.
(d) Money market fund; interest rate reflects seven-day effective yield on June 30, 2023.